Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2021	2020
Cash at bank and on hand	152,721	178,079
Short-term bank deposits	47,045	158,203
	199,766	336,282